Key management transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 1,269	$ 1,565
Directors' fees	366	379
Share-based payments	$ 3,132	$ 3,163